ASSET PURCHASE AGREEMENT WITH MAILVISION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	May 13, 2013
Core technology			$ 2,322
Customer relationships			266
Goodwill	33,749	33,749	1,654
Total assets acquired			4,242
Net working capital			(529)
Other assumed liabilities			(279)
Total assumed liabilities			(808)
Net assets acquired			$ 3,434